Equtiy (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
	Jul. 24, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Number of shares in entity held by entity or by its subsidiaries or associates		30,940,270	7,922,184	8,712
Value of shares held in company		R$ (1,017,751)	R$ (200,193)	R$ (194)
Number of share buybacks		57,758,856	51,802,800
Share buyback			R$ (1,299,583)
Number of shares cancelled		(34,740,770)	(43,889,328)
Cancellation of treasury shares	R$ 928,922	R$ 928,922	R$ 1,099,584
Payment for acquisitions of shares for treasury		R$ (1,746,480)	R$ (1,299,583)	R$ (488,758)
Capital reserves
EQUITY
Number of shares in entity held by entity or by its subsidiaries or associates		7,590	8,712	8,712
Value of shares held in company		R$ 164	R$ 194	R$ 194
Number of share buybacks		0	0
Share buyback			R$ 0
Number of shares cancelled		(1,122)	0
Cancellation of treasury shares		R$ 30	R$ 0
Payment for acquisitions of shares for treasury		R$ 0
Income reserves
EQUITY
Number of shares in entity held by entity or by its subsidiaries or associates		30,932,680	7,913,472	0
Value of shares held in company		R$ 1,017,587	R$ 199,999	R$ 0
Number of share buybacks			51,802,800
Share buyback			R$ 1,299,583
Number of shares cancelled		(34,739,648)	(43,889,328)
Cancellation of treasury shares		R$ 928,892	R$ 1,099,584
Payment for acquisitions of shares for treasury		R$ 1,746,480